Water And Wastewater Rates (Details) (USD $)	12 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2010 item	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012 Pennsylvania Operating Division [Member]	Dec. 31, 2012 Pennsylvania Operating Division [Member]	Jun. 07, 2012 Pennsylvania Operating Division [Member]	Jul. 17, 2010 Pennsylvania Operating Division [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Water And Wastewater Rates [Line Items]
Authorized increase in revenue								$ 16,700,000	$ 23,600,000
Distribution system improvement charges								27,449,000	24,256,000
Distribution system improvement charges over base rate						2.82%	2.82%	7.50%	7.50%
Base rate increase designed to increase total operating revenues on an annual basis								44,149,000	47,856,000
Income tax benefit	66,881,000	69,111,000	74,940,000	63,626,000	62,712,000	33,565,000
Deferred income tax benefits	77,563,000	72,110,000	70,229,000				111,397,000
Amortization period of deferred income tax benefits							10 years
Distribution system improvement charges reset level upon new base rates						0	0	0	0
Annual rate increases of operating subsidiaries	11,774,000	6,311,000	13,834,000
Number of rate decisions	8	12	12
Revenues realized	7,605,000	3,312,000	4,515,000
Infrastructure rehabilitation surcharges, capped percentage										5.00%	12.75%
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates	0.00%
Infrastructure rehabilitation surcharges	15,911,000	15,938,000	14,044,000
Billed revenue subject to refund based on the outcome of the Texas Commission on Environmental Quality	4,758,000
Reserve for billed revenue subject to refund based on the outcome of the Texas Commission on Environmental Quality	$ 1,665,000